SHARE-BASED COMPENSATION PLAN - Restricted shares plan (Details)	12 Months Ended
Dec. 31, 2023 R$ / shares shares
SHARE-BASED COMPENSATION PLAN
Vesting period	12 months
Restricted Stock
SHARE-BASED COMPENSATION PLAN
Lock up period	36 months
Shares Granted	592,749,000
Restricted Stock | Grant date February 1, 2021
SHARE-BASED COMPENSATION PLAN
Price on grant date	R$ 51.70
Shares Granted | shares	111,685,000
Restricted Stock | Grant date February 1, 2022
SHARE-BASED COMPENSATION PLAN
Price on grant date	R$ 53.81
Shares Granted | shares	113,161,000
Restricted Stock | Grant date February 1, 2023
SHARE-BASED COMPENSATION PLAN
Price on grant date	R$ 52.00
Shares Granted | shares	101,164,000
Restricted Stock | Grant date February 1. 2023 [Member]
SHARE-BASED COMPENSATION PLAN
Price on grant date	R$ 49.58
Shares Granted | shares	161,355,000
Restricted Stock | Grant date February 1, 2024
SHARE-BASED COMPENSATION PLAN
Price on grant date	R$ 53.63
Shares Granted	105,384,000